UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-43

DWS Investment Trust (formerly Investment Trust)

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 9/30

Date of reporting period: 12/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of December 31, 2005 (Unaudited)

DWS Growth & Income Fund

(formerly Scudder Growth and Income Fund)

	Shares	Value ($)

Common Stocks 99.7%
Consumer Discretionary 10.6%
Auto Components 0.6%
Johnson Controls, Inc.	402,210	29,325,131
Household Durables 1.6%
Black & Decker Corp.	578,900	50,341,144
Pulte Homes, Inc.	629,080	24,760,589

		75,101,733
Internet & Catalog Retail 0.7%
eBay, Inc.*	786,070	33,997,528
Media 1.8%
CCE Spinco, Inc.*	99,640	1,305,284
Clear Channel Communications, Inc.	789,010	24,814,364
Viacom, Inc. "B"*	1,968,800	64,182,880

		90,302,528
Multiline Retail 3.7%
Federated Department Stores, Inc.	724,580	48,061,391
J.C. Penney Co., Inc.	1,113,670	61,920,052
Kohl's Corp.*	666,840	32,408,424
Target Corp.	623,080	34,250,708

		176,640,575
Specialty Retail 1.2%
Home Depot, Inc.	764,640	30,952,627
Staples, Inc.	1,302,330	29,575,915

		60,528,542
Textiles, Apparel & Luxury Goods 1.0%
Coach, Inc.*	605,880	20,200,039
Polo Ralph Lauren Corp.	462,070	25,940,610

		46,140,649
Consumer Staples 9.5%
Beverages 3.9%
Coca-Cola Co.	3,077,710	124,062,490
PepsiCo, Inc.	1,067,790	63,085,033

		187,147,523
Food & Staples Retailing 0.9%
Costco Wholesale Corp.	886,980	43,878,901
Food Products 1.8%
General Mills, Inc.	907,180	44,742,117
Kellogg Co.	993,290	42,929,994

		87,672,111
Household Products 2.9%
Procter & Gamble Co.	2,443,620	141,436,726

Energy 9.3%
Energy Equipment & Services 0.7%
Cooper Cameron Corp.*	233,840	9,680,976
Schlumberger Ltd.	256,720	24,940,348

		34,621,324
Oil, Gas & Consumable Fuels 8.6%
Amerada Hess Corp. (a)	668,610	84,793,120
Chevron Corp.	1,575,280	89,428,645
ConocoPhillips	491,060	28,569,871
ExxonMobil Corp.	2,976,578	167,194,386
Occidental Petroleum Corp.	280,820	22,431,902
Talisman Energy, Inc.	440,810	23,310,033

		415,727,957
Financials 21.2%
Banks 7.5%
Bank of America Corp.	3,509,626	161,969,240
US Bancorp.	981,910	29,349,290
Wachovia Corp.	1,477,680	78,110,165
Wells Fargo & Co.	916,670	57,594,376
Zions Bancorp.	478,620	36,164,527

		363,187,598
Capital Markets 6.3%
Lehman Brothers Holdings, Inc.	874,110	112,034,679
Merrill Lynch & Co., Inc.	1,040,140	70,448,682
The Goldman Sachs Group, Inc.	936,890	119,650,222

		302,133,583
Diversified Financial Services 2.1%
Citigroup, Inc.	722,899	35,082,288
Countrywide Financial Corp.	947,810	32,405,624
JPMorgan Chase & Co.	899,670	35,707,902

		103,195,814
Insurance 5.3%
AFLAC, Inc.	1,252,540	58,142,907
Allstate Corp.	1,106,430	59,824,670
Hartford Financial Services Group, Inc.	278,740	23,940,979
Lincoln National Corp.	236,650	12,549,549
MetLife, Inc.	2,018,670	98,914,830

		253,372,935
Health Care 13.0%
Biotechnology 2.3%
Amgen, Inc.*	583,640	46,025,850
Genzyme Corp.*	528,970	37,440,497
Invitrogen Corp.*	426,570	28,426,625

		111,892,972
Health Care Equipment & Supplies 1.5%
C.R. Bard, Inc.	425,350	28,039,072
Medtronic, Inc.	782,700	45,060,039

		73,099,111
Health Care Providers & Services 5.5%
Aetna, Inc.	408,560	38,531,294
Cardinal Health, Inc.	578,420	39,766,375
Caremark Rx, Inc.*	527,890	27,339,423
UnitedHealth Group, Inc.	1,889,040	117,384,946

WellPoint, Inc.*	509,960	40,689,708

		263,711,746
Pharmaceuticals 3.7%
Allergan, Inc.	463,450	50,034,062
Johnson & Johnson	1,518,610	91,268,461
Pfizer, Inc.	1,697,430	39,584,067

		180,886,590
Industrials 11.5%
Aerospace & Defense 5.9%
Boeing Co.	1,324,290	93,018,130
Goodrich Corp.	1,071,930	44,056,323
Lockheed Martin Corp.	652,960	41,547,845
United Technologies Corp.	1,896,880	106,054,561

		284,676,859
Electrical Equipment 1.4%
Emerson Electric Co.	915,460	68,384,862
Industrial Conglomerates 4.2%
General Electric Co.	2,426,880	85,062,144
Tyco International Ltd.	4,089,020	118,009,117

		203,071,261
Information Technology 15.1%
Communications Equipment 2.3%
Cisco Systems, Inc.*	2,916,660	49,933,219
Motorola, Inc.	2,602,930	58,800,189

		108,733,408
Computers & Peripherals 3.8%
Apple Computer, Inc.*	434,640	31,246,269
EMC Corp.*	5,113,990	69,652,544
International Business Machines Corp.	1,027,540	84,463,788

		185,362,601
IT Consulting & Services 2.1%
Accenture Ltd. "A"	2,020,620	58,335,300
Affiliated Computer Services, Inc. "A"*	757,240	44,813,463

		103,148,763
Semiconductors & Semiconductor Equipment 4.6%
Applied Materials, Inc.	1,684,190	30,214,369
Intel Corp.	3,411,480	85,150,541
Texas Instruments, Inc.	3,296,860	105,730,300

		221,095,210
Software 2.3%
Microsoft Corp.	3,117,930	81,533,869
Oracle Corp.*	2,289,190	27,951,010

		109,484,879
Materials 3.1%
Chemicals
Dow Chemical Co.	1,554,360	68,112,055
Monsanto Co.	464,630	36,022,764
PPG Industries, Inc.	790,310	45,758,949

		149,893,768
Telecommunication Services 2.9%
Wireless Telecommunication Services
ALLTEL Corp.	363,600	22,943,160

Sprint Nextel Corp.	4,985,050	116,450,768

		139,393,928
Utilities 3.5%
Electric Utilities 1.9%
Allegheny Energy, Inc.*	641,800	20,312,970
Edison International	728,020	31,748,952
Exelon Corp.	755,230	40,132,922

		92,194,844
Independent Power Producers & Energy Traders 1.6%
Constellation Energy Group	687,460	39,597,696
TXU Corp.	783,320	39,314,831

		78,912,527

Total Common Stocks (Cost $4,212,862,546)		4,818,354,487
Securities Lending Collateral 0.7%
Daily Assets Fund Institutional, 4.28% (b) (c) (Cost $36,416,700)	36,416,700	36,416,700
Cash Equivalents 0.4%
Cash Management QP Trust, 4.26% (d) (Cost $19,247,572)	19,247,572	19,247,572
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 4,268,526,818)	100.8	4,874,018,759
Other Assets and Liabilities, Net	(0.8)	(40,947,784)

Net Assets	100.0	4,833,070,975

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2005 amounted to $35,801,286 which is 0.7% of net assets.
(b)		Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
(d)		Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Growth & Income Fund, a series of DWS Investment Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Growth & Income Fund, a series of DWS Investment Trust

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 24, 2006